Adasina Social Justice All Cap Global ETF

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 99.3%
Advertising - 1.0%
DKSH Holding AG	708	$50,845
Stroeer SE & Co KGaA	550	26,597
The Interpublic Group of Company, Inc. (1)	32,196	1,197,369
		1,274,811
Apparel - 0.2%
Gildan Activewear, Inc.	4,350	118,471
Grendene SA	18,538	25,191
On Holding AG - Class A (2)	6,045	165,935
		309,597
Auto Manufacturers - 0.2%
Great Wall Motor Co. Ltd. - H Shares	265,486	272,667
Isuzu Motors Ltd.	4,033	46,878
		319,545
Auto Parts & Equipment - 0.7%
Denso Corp.	6,133	377,993
Dorman Products, Inc. (2)	312	25,600
Fox Factory Holding Corp. (1)(2)	591	52,552
Methode Electronics, Inc.	2,229	95,958
Sumitomo Electric Industries Ltd.	21,401	253,353
Valeo	1,879	35,977
Visteon Corp. (1)(2)	284	37,937
		879,370
Banks - 3.1%
1st Source Corp.	1,238	50,919
Associated Banc-Corp	1,718	25,444
Bank Central Asia Tbk PT	311,761	188,221
BDO Unibank, Inc.	17,592	42,602
BOC Hong Kong Holdings Ltd.	164,089	487,346
BQE CANT VAUDOISE	516	51,733
Canadian Western Bank	5,022	91,403
Cembra Money Bank AG	345	25,644
Community Bank System, Inc.	515	25,462
Credicorp Ltd.	2,912	376,958
Cullen/Frost Bankers, Inc.	253	25,351
FinecoBank Banca Fineco SpA	3,974	52,577
First Interstate BancSystem, Inc.	1,156	25,490
Glacier Bancorp, Inc.	884	25,477
Grupo Financiero Inbursa SAB de CV (2)	68,061	150,738
Hang Seng Bank Ltd.	31,500	421,301
Hong Leong Bank Bhd	15,112	63,388
Laurentian Bank of Canada	4,929	110,851
Malayan Banking Bhd	560,341	1,050,146
NBT Bancorp, Inc.	1,518	50,929
NU Holdings Ltd/Cayman Islands - Class A (2)	11,317	76,277
Prosperity Bancshares, Inc.	496	28,361
S&T Bancorp, Inc.	2,352	63,081
Sandy Spring Bancorp, Inc.	1,819	38,090
SCB X PCL	12,962	38,551
SouthState Corp.	473	29,572
SpareBank 1 SR-Bank ASA	3,645	38,730
Triumph Financial, Inc. (2)	899	46,676
Valiant Holding AG	297	30,182
Valley National Bancorp	3,460	25,535
Washington Trust Bancorp, Inc.	1,501	38,215
Webster Financial Corp.	1,633	58,053
Westamerica BanCorp	1,346	50,919
Woori Financial Group, Inc.	5,193	46,873
		3,951,095
Beverages - 0.8%
Asahi Group Holdings Ltd.	2,886	111,730
Becle SAB de CV	13,003	30,585
Cia Cervecerias Unidas SA	3,393	24,794
JDE Peet’s NV	9,467	274,321
Remy Cointreau SA	367	56,244
Tsingtao Brewery Company Limited	53,105	457,226
Uni-President China Holdings Ltd.	36,564	31,761
		986,661
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (2)	690	127,657
Argenx SE (2)	97	37,704
Bachem Holding AG	244	25,517
BeiGene Ltd. - H Shares (2)	5,216	88,752
BioMarin Pharmaceutical, Inc. (2)	5,184	450,697
Genmab A/S (2)	97	37,841
Horizon Therapeutics PLC (2)	1,911	191,157
Illumina, Inc. (2)	1,847	363,213
Innoviva, Inc. (1)(2)	2,821	38,055
Ligand Pharmaceuticals, Inc. (2)	361	25,299
OmniAb, Inc. - $12.50 Earnout (2)(4)	119	–
OmniAb, Inc. - $15.00 Earnout (2)(4)	119	–
Recursion Pharmaceuticals, Inc. - Class A (2)	2,950	25,872
REGENXBIO, Inc. (2)	1,523	26,241
Rocket Pharmaceuticals, Inc. (2)	1,226	25,660
Royalty Pharma PLC - Class A	9,929	325,076
Sarepta Therapeutics, Inc. (2)	289	35,720
Xencor, Inc. (2)	1,593	43,170
Xenon Pharmaceuticals, Inc. (2)	657	25,314
		1,892,945
Building Materials - 1.1%
Armstrong World Industries, Inc.	1,219	76,114
Boise Cascade Co.	881	63,273
Fletcher Building Ltd.	16,810	50,577
Gibraltar Industries, Inc. (2)	1,776	92,885
JELD-WEN Holding, Inc. (2)	3,885	50,855
Lennox International, Inc.	3,045	838,928
Simpson Manufacturing Co., Inc.	643	75,996
The AZEK Co., Inc. - Class A (2)	2,726	63,380
TOTO Ltd.	1,037	31,433
Trex Co., Inc. (1)(2)	1,091	56,023
		1,399,464
Chemicals - 0.9%
Aica Kogyo Co. Ltd.	1,469	31,070
Asahi Kasei Corp.	34,242	232,463
Axalta Coating Systems Ltd. (2)	6,091	176,700
DIC Corp.	1,721	30,635
HB Fuller Co.	3,316	208,709
Kansai Paint Co. Ltd.	2,469	37,004
Nippon Paint Holdings Co. Ltd.	10,126	77,622
Nitto Denko Corp.	1,715	121,890
Quaker Chemical Corp.	467	88,641
TKG Huchems Co., Ltd.	1,800	30,582
Wacker Chemie AG	466	61,703
		1,097,019
Commercial Services - 7.2%
ADT, Inc.	11,092	63,113
Adyen NV (2)	24	39,065
Amadeus IT Group SA	5,563	396,764
ASGN, Inc. (2)	1,097	71,777
Automatic Data Processing, Inc.	12,757	2,666,085
Block, Inc. - Class A (2)	3,787	228,697
Boyd Group Services, Inc.	355	64,252
Brambles Ltd.	128,753	1,144,849
CorVel Corp. (2)	131	25,603
Deluxe Corp. (1)	3,001	45,675
Dun & Bradstreet Holdings, Inc.	5,107	51,070
Element Fleet Management Corp.	6,770	102,549
Elis SA	1,451	25,029
Euronet Worldwide, Inc. (2)	570	63,498
EVERTEC, Inc.	1,109	38,238
Forrester Research, Inc. (2)	2,163	62,078
Gartner, Inc. (2)	3,645	1,249,725
Green Dot Corp. (2)	2,860	52,138
Hangzhou Tigermed Consulting Co. Ltd. - H Shares	14,685	110,115
Hays PLC	20,974	27,971
Huron Consulting Group, Inc. (2)	987	80,223
HYBE Co. Ltd. (2)	225	46,449
Insperity, Inc.	627	69,421
ISS A/S	2,414	45,773
Korn Ferry	1,591	74,777
Localiza Rent a Car SA	3,059	37,447
MarketAxess Holdings, Inc.	317	86,354
Medifast, Inc. (1)	631	49,660
Moody’s Corp.	3,086	977,892
Nexi SpA (2)	7,624	59,561
Promotora y Operadora de Infraestructura SAB de CV	3,968	38,475
Recruit Holdings Co. Ltd.	3,490	107,162
Robert Half International, Inc. (1)	1,630	105,983
TravelSky Technology Ltd.	17,108	31,208
TriNet Group, Inc. (2)	428	38,036
United Rentals, Inc.	1,875	625,856
WEX, Inc. (2)	384	63,686
WillScot Mobile Mini Holdings Corp. (2)	870	37,480
		9,103,734
Computers - 2.2%
BlackBerry Ltd. (2)	4,824	25,871
Bytes Technology Group PLC	9,376	59,265
Computacenter PLC	1,880	54,058
Computershare Ltd.	4,346	62,888
Crayon Group Holding ASA (2)	2,952	31,208
ExlService Holdings, Inc. (2)	340	51,320
Genpact Ltd.	3,616	132,996
Insight Enterprises, Inc. (1)(2)	187	25,286
Kontron AG	1,248	25,466
Logitech International SA (2)	4,835	308,670
NetApp, Inc. (1)	23,784	1,578,068
Nomura Research Institute Ltd.	1,897	47,657
Otsuka Corp.	827	31,135
Pure Storage, Inc. (2)	2,206	63,511
Qualys, Inc. (2)	304	38,383
Rapid7, Inc. (2)	538	25,673
Softcat PLC	1,531	25,901
Tenable Holdings, Inc. (2)	893	36,604
TietoEVRY Oyj	3,290	90,072
Varonis Systems, Inc. (2)	977	25,676
		2,739,708
Cosmetics & Personal Care - 0.5%
Amorepacific Corp.	315	24,801
Haleon PLC	88,404	348,646
Lion Corp.	3,222	31,041
L’Occitane International SA	11,426	30,651
Pola Orbis Holdings, Inc.	2,256	30,502
Unicharm Corp.	3,805	144,585
		610,226
Distribution & Wholesale - 1.1%
H&E Equipment Services, Inc.	1,407	50,596
Inchcape PLC	4,020	37,966
OPENLANE, Inc. (2)	5,485	82,385
Pool Corp. (1)	1,657	523,993
ScanSource, Inc. (2)	2,768	79,608
Sendas Distribuidora S/A	5,322	11,253
Watsco, Inc.	1,769	573,810
WESCO International, Inc.	461	63,332
		1,422,943
Diversified Financial Services - 7.4%
Affiliated Managers Group, Inc.	1,105	153,694
Air Lease Corp.	2,848	108,281
Anima Holding SpA	9,719	33,654
Artisan Partners Asset Management, Inc. - Class A	3,578	114,496
Avanza Bank Holding AB	1,206	24,821
Azimut Holding SpA	5,044	99,885
Bolsa Mexicana de Valores SAB de CV	24,685	51,696
Brightsphere Investment Group, Inc.	4,129	88,732
Cboe Global Markets, Inc.	4,732	626,611
Euronext NV	572	37,900
First National Financial Corp.	3,570	100,721
Focus Financial Partners, Inc. - Class A (2)	1,636	85,219
GF Securities Co. Ltd. - H Shares (2)	220,396	306,315
Huatai Securities Co Ltd. (2)	364,337	455,639
IG Group Holdings PLC	4,537	37,788
IGM Financial, Inc.	7,927	232,567
Mastercard, Inc. - Class A	7,085	2,586,167
McMillan Shakespeare Ltd.	2,521	25,157
Mitsubishi HC Capital, Inc.	11,443	62,000
Nasdaq, Inc.	21,547	1,192,626
Ninety One PLC	19,143	38,650
Nordnet AB publ	1,744	24,277
Pagseguro Digital Ltd. - Class A (2)	2,301	22,895
Piper Sandler Cos	200	25,474
Radian Group, Inc.	3,532	90,207
Rathbones Group PLC	1,052	25,999
TMX Group Ltd.	1,678	182,404
Virtus Investment Partners, Inc.	509	97,107
Visa, Inc. - Class A	11,073	2,447,465
		9,378,447
Electric - 2.4%
Auren Energia SA	36,500	100,409
Hydro One Ltd.	96,817	2,755,720
Innergex Renewable Energy, Inc.	13,570	140,362
		2,996,491
Electrical Components & Equipment - 0.3%
Belden, Inc.	728	63,693
Encore Wire Corp. (1)	546	89,364
EnerSys	1,815	176,545
Novanta, Inc. (2)	384	63,590
		393,192
Electronics - 3.4%
Allegion plc	1,334	139,723
Avnet, Inc.	2,895	126,917
Celestica, Inc. - SVS (2)	5,962	75,923
Delta Electronics Thailand PCL	13,800	39,259
dormakaba Holding AG	112	51,029
Fortive Corp.	36,874	2,400,866
Ibiden Co. Ltd.	762	41,559
Mettler-Toledo International, Inc. (2)	781	1,032,381
MINEBEA MITSUMI, Inc.	2,334	44,921
National Instruments Corp.	881	50,922
NIDEC CORP.	4,012	199,286
nVent Electric PLC	1,458	63,248
Sesa SpA	450	51,764
Shimadzu Corp.	1,515	46,844
		4,364,642
Energy - Alternate Sources - 0.4%
Corp ACCIONA Energias Renovables SA (2)	6,495	215,485
Encavis AG	5,692	91,812
Neoen SA	3,787	113,206
Solaria Energia y Medio Ambiente SA (2)	3,595	48,655
		469,158
Engineering & Construction - 1.2%
Alten SA	238	37,958
Bilfinger SE	1,065	37,559
Cellnex Telecom SA	7,776	314,273
Comfort Systems USA, Inc.	343	50,757
Dayamitra Telekomunikasi PT	1,044,535	45,642
Dycom Industries, Inc. (2)	496	50,309
Eiffage SA	5,646	599,632
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	2,440	25,132
Grupo Aeroportuario del Sureste SAB de CV - Series B	1,807	50,503
Kajima Corp.	3,193	44,679
Sarana Menara Nusantara Tbk PT	579,656	38,283
Shimizu Corp.	5,078	30,748
Stantec, Inc.	2,626	151,826
TopBuild Corp. (2)	378	76,228
		1,553,529
Entertainment - 0.8%
Betsson AB	2,474	24,959
Caesars Entertainment, Inc. (2)	2,579	105,765
CTS Eventim AG & Co KGaA	750	50,293
Flutter Entertainment PLC (2)	1,443	281,414
International Game Technology PLC	3,120	76,534
La Francaise des Jeux SAEM	1,309	50,323
Light & Wonder, Inc. (2)	1,477	86,094
MultiChoice Group	10,527	52,103
OPAP SA (2)	1,494	25,452
The Lottery Corp. Ltd.	31,814	102,530
Universal Music Group NV	5,113	100,843
		956,310
Environmental Control - 0.1%
Pentair PLC	2,506	139,008

Food - 0.9%
Aryzta AG (2)	15,502	24,674
Axfood AB - Class B	2,398	51,558
Calbee, Inc.	2,390	46,443
Cloetta AB - B Shares	14,621	25,619
Dino Polska SA (2)	257	25,143
Ezaki Glico Co. Ltd.	1,177	31,001
Grocery Outlet Holding Corp. (2)	1,957	56,205
Grupo Comercial Chedraui SA de CV	4,908	25,377
Kesko Oyj	6,127	115,518
Kewpie Corp.	2,939	46,741
Kikkoman Corp.	793	46,712
Lancaster Colony Corp.	258	50,718
Nichirei Corp.	1,458	31,160
Nippn Corp.	2,458	31,087
Nissin Foods Holdings Co. Ltd.	742	63,145
Nomad Foods Ltd. (2)	3,010	51,320
The a2 Milk Co. Ltd. (2)	7,382	25,573
US Foods Holding Corp. (2)	3,661	145,635
Yakult Honsha Co. Ltd.	3,183	206,178
		1,099,807
Forest Products & Paper - 0.1%
Billerud AB	4,897	38,146
Cascades, Inc.	7,966	62,823
		100,969
Hand & Machine Tools - 0.2%
Disco Corp.	431	62,777
Enerpac Tool Group Corp.	3,369	85,640
MSA Safety, Inc.	560	77,033
		225,450
Healthcare - Products - 6.1%
10X Genomics, Inc. - Class A (2)	723	37,929
Align Technology, Inc. (2)	1,244	351,629
Asahi Intecc Co. Ltd.	1,648	31,317
Bio-Techne Corp.	2,971	242,998
Carl Zeiss Meditec AG	1,023	114,351
China Medical System Holdings Ltd.	21,974	30,877
Cochlear Ltd.	465	73,248
CONMED Corp.	528	64,047
Danaher Corp.	6,140	1,409,867
Demant A/S (2)	994	37,681
Embecta Corp.	924	25,567
Enovis Corp. (2)	1,449	76,406
Envista Holdings Corp. (1)(2)	2,807	89,515
Glaukos Corp. (2)	1,397	79,657
Haemonetics Corp. (2)	621	52,537
Inspire Medical Systems, Inc. (2)	135	39,486
Insulet Corp. (2)	1,007	276,170
Integer Holdings Corp. (2)	470	38,474
Intuitive Surgical, Inc. (2)	2,937	904,126
Koninklijke Philips NV (2)	7,850	147,677
Lantheus Holdings, Inc. (2)	435	37,667
Masimo Corp. (1)(2)	550	89,012
Merit Medical Systems, Inc. (2)	774	63,778
Nevro Corp. (2)	1,638	45,143
Novocure Ltd. (2)	930	66,783
NuVasive, Inc. (2)	1,827	69,718
QIAGEN NV (2)	7,666	346,197
Shockwave Medical, Inc. (2)	415	114,162
Smith & Nephew PLC	23,415	348,828
Straumann Holding AG	1,111	161,761
Sysmex Corp.	718	46,914
Tandem Diabetes Care, Inc. (2)	1,467	38,127
Tecan Group AG	116	44,261
The Cooper Companies, Inc.	2,566	953,346
Varex Imaging Corp. (2)	2,880	63,475
Waters Corp. (2)	2,591	650,911
West Pharmaceutical Services, Inc.	1,233	412,599
		7,676,241
Healthcare - Services - 1.4%
Bangkok Dusit Medical Services PCL	585,626	475,400
BioMerieux	377	37,636
Bumrungrad Hospital PCL	5,882	37,692
Eurofins Scientific SE	974	64,006
H.U. Group Holdings, Inc.	1,638	30,857
HealthEquity, Inc. (2)	579	31,729
Hygeia Healthcare Holdings Co. Ltd.	5,317	31,277
Medpace Holdings, Inc. (2)	308	63,747
Ramsay Health Care Ltd.	3,710	137,741
Rede D’Or Sao Luiz SA	17,779	100,560
Sonic Healthcare Ltd.	16,434	374,254
Syneos Health, Inc. (2)	1,451	60,361
Synlab AG	1,826	17,540
The Ensign Group, Inc.	908	80,458
WuXi AppTec Co. Ltd. - H Shares	27,665	227,943
		1,771,201
Home Builders - 1.0%
Haseko Corp.	2,707	31,310
Installed Building Products, Inc.	484	50,597
LCI Industries	469	50,671
MDC Holdings, Inc.	2,207	88,898
PulteGroup, Inc.	9,730	642,959
Sekisui House Ltd.	16,102	313,880
Toll Brothers, Inc.	1,698	114,955
		1,293,270
Home Furnishings - 0.2%
Coway Co. Ltd.	2,139	77,598
Dolby Laboratories, Inc. - Class A	2,009	165,803
Sonos, Inc. (1)(2)	2,930	42,573
Xperi, Inc. (2)	2,159	25,541
		311,515
Household Products & Wares - 0.8%
Reckitt Benckiser Group PLC	13,403	1,037,568

Insurance - 9.5%
Aflac, Inc. (1)	30,759	1,975,035
Ageas SA/NV	896	35,659
AIA Group Ltd.	47,517	455,852
American Equity Investment Life Holding Co. (1)	642	25,327
Aon PLC	3,887	1,198,323
Arch Capital Group Ltd. (2)	10,084	702,855
ASR Nederland NV	591	25,077
AUB Group Ltd.	1,543	25,243
Baloise Holding AG	487	74,530
BB Seguridade Participacoes SA	63,183	383,522
Beazley PLC	5,149	38,641
Brighthouse Financial, Inc. (1)(2)	1,579	63,571
Brown & Brown, Inc.	12,139	756,624
Cincinnati Financial Corp.	6,345	612,292
CNO Financial Group, Inc.	2,342	50,845
Dai-ichi Life Holdings, Inc.	2,722	46,651
DB Insurance Co. Ltd.	620	34,568
Definity Financial Corp.	2,376	63,451
Employers Holdings, Inc.	2,245	81,179
Essent Group Ltd.	3,171	140,063
Gjensidige Forsikring ASA	7,027	117,611
Horace Mann Educators Corp.	2,087	62,714
Hyundai Marine & Fire Insurance Co. Ltd.	1,260	31,138
iA Financial Corp, Inc.	1,586	100,950
Insurance Australia Group Ltd.	22,670	76,142
Intact Financial Corp.	8,048	1,184,494
Jackson Financial, Inc. (1)	1,838	50,913
Japan Post Holdings Co. Ltd.	6,642	46,803
Lancashire Holdings Ltd.	3,326	25,537
Lincoln National Corp.	3,371	70,521
MGIC Investment Corp.	7,044	106,505
nib holdings Ltd/Australia	11,358	62,110
NMI Holdings, Inc. (2)	3,785	95,193
Odontoprev SA	19,567	40,991
Phoenix Group Holdings PLC	16,565	113,412
ProAssurance Corp.	3,324	40,387
Prudential PLC	14,711	192,539
Reinsurance Group of America, Inc.	363	50,820
RenaissanceRe Holdings Ltd.	265	49,918
Ryan Specialty Holdings, Inc. - Class A (2)	3,110	126,857
Safety Insurance Group, Inc.	1,296	94,375
Sampo Oyj - A Shares	3,596	164,925
Selective Insurance Group, Inc. (1)	391	37,821
SiriusPoint Ltd. (2)	4,153	38,664
Steadfast Group Ltd.	13,123	50,361
Storebrand ASA	9,198	66,201
Suncorp Group Ltd.	8,251	71,017
Talanx AG	1,242	69,051
The Hanover Insurance Group, Inc.	454	50,603
The Progressive Corp.	8,381	1,072,014
Tryg A/S	1,670	37,894
Unipol Gruppo SpA	7,615	37,888
UnipolSai Assicurazioni SpA	21,202	50,044
Willis Towers Watson PLC	3,207	701,852
		11,977,573
Internet - 3.9%
Auto Trader Group PLC	13,941	108,855
Autohome, Inc. - ADR	897	25,672
carsales.com Ltd.	2,508	37,703
CDW Corp.	7,562	1,298,320
China Literature Ltd. (2)	8,189	30,964
CyberAgent, Inc.	4,495	31,787
Delivery Hero SE (2)	4,257	158,843
Just Eat Takeaway.com NV (2)	1,600	23,997
M3, Inc.	1,386	30,832
Magnite, Inc. (2)	2,181	25,910
Moneysupermarket.com Group PLC	8,229	25,620
MonotaRO Co. Ltd.	3,436	47,710
NAVER Corp.	1,957	294,158
NCSoft Corp.	141	34,101
Palo Alto Networks, Inc. (2)	3,349	714,643
Perficient, Inc. (2)	665	50,853
Q2 Holdings, Inc. (2)	2,090	60,861
Rightmove PLC	4,519	29,326
Scout24 SE	1,011	64,670
SEEK Ltd.	1,879	28,612
TechTarget, Inc. (2)	1,427	49,574
VeriSign, Inc. (2)	7,279	1,625,546
Z Holdings Corp.	18,670	46,383
Ziff Davis, Inc. (1)(2)	1,372	81,003
		4,925,943
Investment Companies - 0.1%
Groupe Bruxelles Lambert NV	491	37,731
Grupo de Inversiones Suramericana SA	7,004	63,524
Kinnevik AB (2)	2,703	38,681
Sofina SA	179	36,830
		176,766
Leisure Time - 0.1%
Shimano, Inc.	302	47,360
Yamaha Corp.	777	30,754
YETI Holdings, Inc. (2)	1,532	56,025
		134,139
Machinery - Diversified - 5.4%
Beijer Ref AB - Class A	1,707	25,173
Chart Industries, Inc. (2)	229	25,128
Cognex Corp.	1,838	101,017
Daifuku Co. Ltd.	1,536	31,102
Esab Corp.	652	38,285
FANUC Corp.	8,874	304,745
Graco, Inc.	29,105	2,226,241
Husqvarna AB	5,094	37,490
Interpump Group SpA	923	49,378
KION Group AG	1,086	37,744
Kone Oyj - B Shares	6,472	327,533
Omron Corp.	766	46,191
Tennant Co.	1,212	88,597
The Toro Co.	10,619	1,038,857
WEG SA	61,980	460,200
Xylem, Inc. (1)	18,809	1,884,694
Yaskawa Electric Corp.	1,653	69,804
		6,792,179
Media - 2.3%
Cable One, Inc.	98	59,959
Cogeco Communications, Inc.	1,609	75,911
FactSet Research Systems, Inc.	1,136	437,235
Informa PLC	63,936	552,320
ITV PLC	64,680	55,955
Schibsted ASA	2,793	52,662
Sirius XM Holdings, Inc. (1)	197,525	703,189
The New York Times Co. - Class A	2,443	86,531
Wolters Kluwer NV	7,554	860,093
		2,883,855
Metal Fabricate & Hardware - 0.4%
AZZ, Inc.	2,177	75,999
Helios Technologies, Inc.	1,953	96,576
MISUMI Group, Inc.	2,051	44,774
Mueller Industries, Inc.	512	38,021
Proto Labs, Inc. (2)	1,788	54,999
VAT Group AG	435	178,587
		488,956
Miscellaneous Manufacturers - 1.0%
Carlisle Cos, Inc.	4,637	985,084
Fabrinet (2)	332	37,589
Federal Signal Corp.	963	51,029
Hillenbrand, Inc.	1,581	75,841
Indutrade AB	2,488	58,339
JSR Corp.	2,516	60,597
Stadler Rail AG	1,332	50,445
		1,318,924

Packaging & Containers - 0.5%
AptarGroup, Inc.	1,245	140,050
Sealed Air Corp.	3,693	139,780
Silgan Holdings, Inc.	1,964	88,360
Sonoco Products Co.	1,896	113,495
TriMas Corp.	4,017	101,670
		583,355
Pharmaceuticals - 4.0%
Agios Pharmaceuticals, Inc. (2)	1,170	29,578
Alfresa Holdings Corp.	3,104	46,277
AstraZeneca PLC	13,180	1,904,700
Celltrion, Inc.	961	124,030
Dechra Pharmaceuticals PLC	617	25,541
Eisai Co. Ltd.	2,210	140,273
Faes Farma SA	7,203	25,380
Genomma Lab Internacional SAB de CV	30,856	25,855
Hikma Pharmaceuticals PLC	2,301	51,091
Ironwood Pharmaceuticals, Inc. (1)(2)	6,288	68,413
Kalbe Farma Tbk PT	185,751	25,155
Kyowa Kirin Co. Ltd.	2,474	47,456
Livzon Pharmaceutical Group, Inc. - H Shares	8,590	30,615
Medipal Holdings Corp.	2,961	46,583
Orion Oyj	1,190	50,226
Otsuka Holdings Co. Ltd.	4,636	171,650
Owens & Minor, Inc. (2)	3,238	65,764
Pacira BioSciences, Inc. (2)	663	25,214
Prestige Consumer Healthcare, Inc. (2)	662	37,886
Recordati Industria Chimica e Farmaceutica SpA	1,425	61,710
Shionogi & Co. Ltd.	2,855	128,247
Sino Biopharmaceutical Ltd.	906,252	431,810
Takeda Pharmaceutical Co. Ltd.	38,399	1,215,059
UCB SA	2,412	209,623
Yuhan Corp.	1,382	61,746
		5,049,882
Private Equity - 0.4%
3i Group PLC	14,862	360,203
EQT AB	2,026	38,180
Intermediate Capital Group PLC	3,285	56,674
		455,057
Real Estate - 0.5%
Anywhere Real Estate, Inc. (2)	10,506	63,771
Asset World Corp PCL	180,909	25,577
Country Garden Holdings Co. Ltd.	164,876	30,329
Daito Trust Construction Co. Ltd.	1,481	140,452
McGrath RentCorp	715	63,499
PEXA Group Ltd. (2)	2,987	25,265
REA Group Ltd.	1,864	165,900
Tokyu Fudosan Holdings Corp.	17,368	92,487
		607,280
Retail - 2.7%
B&M European Value Retail SA	16,412	103,699
Bapcor Ltd.	6,360	25,395
BGF retail Co. Ltd.	452	64,841
BJ’s Wholesale Club Holdings, Inc. (2)	8,666	542,925
China Tourism Group Duty Free Corp. Ltd. - H Shares (2)	9,544	151,909
CP ALL PCL	304,891	558,529
El Puerto de Liverpool SAB de CV	6,614	38,518
Europris ASA	11,918	78,505
Floor & Decor Holdings, Inc. (2)	5,483	500,653
JB Hi-Fi Ltd.	1,322	36,437
Lojas Renner SA	8,479	32,331
MatsukiyoCocokara & Co.	896	47,906
MR DIY Group M Bhd	72,462	24,649
MSC Industrial Direct Co., Inc. - Class A	1,266	113,839
Nitori Holdings Co. Ltd.	2,114	257,148
Pan Pacific International Holdings Corp.	11,835	201,521
Pandora A/S	470	37,343
Pepco Group NV (2)	5,332	50,145
Pepkor Holdings Ltd.	149,277	106,291
Ping An Healthcare and Technology Co. Ltd. (2)	13,351	30,801
Reece Ltd.	2,166	25,455
Seria Co. Ltd.	1,946	31,576
Sugi Holdings Co. Ltd.	749	31,040
Sundrug Co. Ltd.	1,075	30,546
Topsports International Holdings Ltd.	40,405	31,382
Welcia Holdings Co. Ltd.	2,193	46,272
Zhongsheng Group Holdings Ltd.	75,430	278,469
		3,478,125
Savings & Loans - 0.1%
Northwest Bancshares, Inc.	6,038	63,459
TFS Financial Corp.	4,494	50,827
		114,286
Semiconductors - 1.9%
Ambarella, Inc. (2)	733	53,011
Amkor Technology, Inc.	1,535	38,037
ASM International NV	1,393	602,049
Cirrus Logic, Inc. (2)	493	38,296
Diodes, Inc. (2)	570	51,209
IPG Photonics Corp. (2)	685	75,672
Lasertec Corp.	1,184	183,471
MACOM Technology Solutions Holdings, Inc. (2)	641	38,351
Nordic Semiconductor ASA (2)	1,813	18,922
NXP Semiconductors NV	6,192	1,108,987
Power Integrations, Inc.	588	50,803
Rambus, Inc. (2)	390	24,944
Rohm Co. Ltd.	547	46,238
Silicon Laboratories, Inc. (2)	270	37,981
SUMCO Corp.	2,670	38,049
		2,406,020
Software - 11.9%
ACI Worldwide, Inc. (2)	1,141	26,026
Adeia, Inc.	3,947	38,720
Adobe, Inc. (2)	2,958	1,235,823
Akamai Technologies, Inc. (2)	7,112	655,157
ANSYS, Inc. (1)(2)	2,601	841,658
Autodesk, Inc. (2)	4,162	829,861
Black Knight, Inc. (2)	1,330	76,847
Box, Inc. - Class A (1)(2)	899	25,325
Broadridge Financial Solutions, Inc.	9,903	1,452,968
Cadence Design Systems, Inc. (2)	3,955	913,249
CommVault Systems, Inc. (2)	931	64,881
Consensus Cloud Solutions, Inc. (2)	1,370	49,936
DocuSign, Inc. (2)	1,198	67,567
Doximity, Inc. - Class A (2)	826	25,333
Dynatrace, Inc. (2)	4,248	216,605
E2open Parent Holdings, Inc. (2)	9,447	47,235
Electronic Arts, Inc.	8,995	1,151,360
Evolent Health, Inc. (2)	1,802	52,510
HubSpot, Inc. (1)(2)	382	197,872
Jack Henry & Associates, Inc. (1)	2,307	352,717
Kinaxis, Inc. (2)	289	38,610
Kingsoft Corp. Ltd.	8,605	31,273
Manhattan Associates, Inc. (2)	2,717	492,918
MongoDB, Inc. (2)	174	51,119
MSCI, Inc.	1,178	554,284
Nemetschek SE	330	25,767
NetEase, Inc.	18,133	307,149
Netmarble Corp.	775	32,641
New Relic, Inc. (2)	362	25,503
NextGen Healthcare, Inc. (2)	3,254	50,665
Open Text Corp.	25,557	1,061,162
Progress Software Corp.	638	38,280
PROS Holdings, Inc. (2)	1,855	56,244
PTC, Inc. (2)	4,124	554,266
Roper Technologies, Inc.	3,371	1,531,176
ServiceNow, Inc. (2)	1,398	761,602
Smartsheet, Inc. (2)	516	25,583
Splunk, Inc. (2)	2,771	275,133
SUSE SA (2)	1,798	27,047
Temenos AG	460	38,616
Teradata Corp. (2)	1,966	92,127
The Descartes Systems Group, Inc. (2)	989	76,367
Veeva Systems, Inc. - Class A (2)	3,184	527,589
WiseTech Global Ltd.	788	38,160
Workiva, Inc. - Class A (2)	265	25,668
Xero Ltd. (2)	537	38,210
		15,098,809
Telecommunications - 6.1%
1&1 AG	2,940	31,343
Advanced Info Service PCL	82,927	502,805
America Movil SAB de CV (2)	739,903	779,975
Deutsche Telekom AG	89,036	1,969,138
Extreme Networks, Inc. (2)	1,215	25,029
Intouch Holdings PCL	12,193	26,190
Maxis Bhd	36,252	32,282
Orange SA	84,746	1,009,363
PCCW Ltd.	213,887	109,290
Proximus SADP	5,002	38,726
SoftBank Corp.	125,289	1,332,118
Spark New Zealand Ltd.	32,339	100,013
Tele2 AB - Class B	7,447	67,466
Telefonica SA	172,580	730,429
Telekom Malaysia Bhd	57,236	63,244
Telia Co AB	147,930	343,470
Telkom Indonesia Persero Tbk PT	1,563,369	421,348
TIM SA/Brazil	18,592	50,383
Tower Bersama Infrastructure Tbk PT	395,478	56,195
		7,688,807
Toys, Games & Hobbies - 0.0% (3)
Bandai Namco Holdings, Inc.	1,980	46,356

Transportation - 0.9%
Cargojet, Inc.	653	49,231
Cia Sud Americana de Vapores SA	515,990	37,744
Clarkson PLC	727	25,815
Forward Air Corp.	657	63,906
Hankyu Hanshin Holdings, Inc.	1,961	62,248
Heartland Express, Inc.	4,906	76,534
HMM Co., Ltd.	3,826	51,167
JD Logistics, Inc. (2)	188,440	301,379
Keisei Electric Railway Co. Ltd.	807	30,902
Knight-Swift Transportation Holdings, Inc.	1,843	101,346
Kyushu Railway Co.	2,912	62,173
Odakyu Electric Railway Co. Ltd.	4,228	61,492
West Japan Railway Co.	4,830	201,925
Yamato Holdings Co. Ltd.	3,121	57,030
		1,182,892
Trucking & Leasing - 0.1%
GATX Corp.	741	88,112

Water - 0.3%
American States Water Co.	1,584	140,691
California Water Service Group	2,690	153,088
SJW Group	1,496	114,489
		408,268
Total Common Stocks
(Cost $125,273,554)		125,659,500

Short-Term Investments - 0.4%
Money Market Fund - 0.4%
First American Government Obligations Fund, Class X, 4.968% (5)	494,731	494,731
Total Short-Term Investments
(Cost $494,731)		494,731

Investments Purchased with Collateral from Securities Lending - 11.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.290% (5)	14,533,557	14,533,557
Total Investments Purchased with Collateral from Securities Lending
(Cost $14,533,557)		14,533,557

Total Investments in Securities
(Cost $140,301,842)		140,687,788
Liabilities in Excess of Other Assets - (11.2%)		(14,205,164)
Total Net Assets - 100.0%		$126,482,624

ADR	American Depositary Receipt
(1)
This security or a portion of this security was out on loan as of May 31, 2023. Total loaned securities had a value of $9,305,253 or 7.4% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)	Non-income producing security.
(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	This security was fair valued by the valuation designee.
(5)	The rate shown is the annualized seven-day effective yield as of May 31, 2023.

Summary of Fair Value Exposure at May 31, 2023

The Adasina Social Justice All Cap Global ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)(3)	$–	$125,659,500	$–	$0	$125,659,500
Short-Term Investments	–	494,731	–	–	494,731
Investments Purchased With Collateral From Securities Lending (2)	14,533,557	–	–	–	14,533,557
Total Investments in Securities	$14,533,557	$126,154,231	$–	$0	$140,687,788

		Common Stocks
Balance as of August 31, 2022		$0
Accrued discounts/premiums		-
Realized gain (loss)		-
Change in unrealized appreciation/depreciation		-
Purchases		-
Sales		-
Transfer into and/or out of Level 3		-
Balance as of May 31, 2023		$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at May 31, 2023:		$0

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

(3) The Level 3 securities were fair valued at $0 due to lack of market activity.